Restatement of Previously Issued Financial Statements - Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 08, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ 16,316		$ 16,926		$ 33,328	$ 26,695	$ 74,007	$ 32,926	$ 23,955
Costs and expenses:
Cost of revenue		39,531		49,610		80,093	85,789	194,714	120,634	203,732
Research and development		20,908		21,040		40,603	37,610	93,477	68,822	74,850
Selling, general, and administrative		40,755		34,633		83,714	56,333	131,214	73,958	73,530
Income from legal settlement								0	0	(22,500)
Total costs and expenses		101,194		105,283		204,410	179,732	419,405	263,414	329,612
Loss from operations		(84,878)		(88,357)		(171,082)	(153,037)	(345,398)	(230,488)	(305,657)
Interest and other expense (income), net
Interest income									499	5,591
Interest expense									(26,820)	(10,594)
Other expense, net		(187)		4,978		141	6,420	(6,355)	(32)	(108)
Gain (loss) on fair value change, net		(1,904)		2,065		(6,285)	(5,348)	24,290	7,155	1,750
Loss on extinguishment of debt	$ (10,000)					0	(10,018)	(10,018)	0	(3,040)
Interest and other income (expense), net		(2,022)		7,359		(5,878)	16,709	2,028	(19,198)	(6,401)
Loss before benefit (provision) of income taxes		(82,856)		(95,716)		(165,204)	(169,746)	(343,370)	(249,686)	(312,058)
Benefit (provision) for income taxes		(30)		(4)		(54)	(9)	392	(40)	(51)
Net and comprehensive loss		$ (82,886)	$ (82,372)	$ (95,720)	$ (74,035)	$ (165,258)	$ (169,755)	$ (342,978)	(249,726)	(312,109)
Net and comprehensive loss									$ (249,726)	$ (312,109)
Net loss per share, basic (in shares)		$ (0.39)		$ (0.45)		$ (0.77)	$ (1.26)	$ (1.97)	$ (148.81)	$ (198.66)
Net loss per share, diluted (in shares)		$ (0.39)		$ (0.45)		$ (0.77)	$ (1.26)	$ (1.97)	$ (148.81)	$ (198.66)
Weighted-average shares used in calculation of net loss per share, diluted (in dollars per share)		214,253,209		212,116,112		214,242,768	134,240,831	173,692,582	1,678,098	1,571,045
Weighted-average shares used in calculation of net loss per share, basic (in dollars per share)		214,253,209		212,116,112		214,242,768	134,240,831	173,692,582	1,678,098	1,571,045
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue									$ 32,302	$ 24,324
Costs and expenses:
Cost of revenue									123,110	179,675
Research and development									69,491	77,696
Selling, general, and administrative									77,445	72,905
Income from legal settlement										(22,500)
Total costs and expenses									270,046	307,776
Loss from operations									(237,744)	(283,452)
Interest and other expense (income), net
Interest income									499	5,591
Interest expense									(26,820)	(10,594)
Other expense, net									(32)	(108)
Gain (loss) on fair value change, net									7,155	1,750
Loss on extinguishment of debt										(3,040)
Interest and other income (expense), net									(19,198)	(6,401)
Loss before benefit (provision) of income taxes									(256,942)	(289,853)
Benefit (provision) for income taxes									(40)	(51)
Net and comprehensive loss									(256,982)	(289,904)
Net and comprehensive loss									$ (256,982)	$ (289,904)
Net loss per share, basic (in shares)									$ (153.14)	$ (184.53)
Net loss per share, diluted (in shares)									$ (153.14)	$ (184.53)
Weighted-average shares used in calculation of net loss per share, diluted (in dollars per share)									1,678,098	1,571,045
Weighted-average shares used in calculation of net loss per share, basic (in dollars per share)									1,678,098	1,571,045
Revision of Prior Period, Error Correction, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue									$ 0	$ 0
Costs and expenses:
Cost of revenue									(3,054)	20,866
Research and development									0	0
Selling, general, and administrative									0	0
Income from legal settlement										0
Total costs and expenses									(3,054)	20,866
Loss from operations									3,054	(20,866)
Interest and other expense (income), net
Interest income									0	0
Interest expense									0	0
Other expense, net									0	0
Gain (loss) on fair value change, net									0	0
Loss on extinguishment of debt										0
Interest and other income (expense), net									0	0
Loss before benefit (provision) of income taxes									3,054	(20,866)
Benefit (provision) for income taxes									0	0
Net and comprehensive loss									3,054	(20,866)	$ (1,100)
Net and comprehensive loss									$ 3,054	$ (20,866)
Net loss per share, basic (in shares)									$ 1.82	$ (13.28)
Net loss per share, diluted (in shares)									$ 1.82	$ (13.28)
Weighted-average shares used in calculation of net loss per share, diluted (in dollars per share)									0	0
Weighted-average shares used in calculation of net loss per share, basic (in dollars per share)									0	0
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue									$ 624	$ (369)
Costs and expenses:
Cost of revenue									578	3,191
Research and development									(669)	(2,846)
Selling, general, and administrative									(3,487)	625
Income from legal settlement										0
Total costs and expenses									(3,578)	970
Loss from operations									4,202	(1,339)
Interest and other expense (income), net
Interest income									0	0
Interest expense									0	0
Other expense, net									0	0
Gain (loss) on fair value change, net									0	0
Loss on extinguishment of debt										0
Interest and other income (expense), net									0	0
Loss before benefit (provision) of income taxes									4,202	(1,339)
Benefit (provision) for income taxes									0	0
Net and comprehensive loss									4,202	(1,339)
Net and comprehensive loss									$ 4,202	$ (1,339)
Net loss per share, basic (in shares)									$ 2.5	$ (0.85)
Net loss per share, diluted (in shares)									$ 2.5	$ (0.85)
Weighted-average shares used in calculation of net loss per share, diluted (in dollars per share)									0	0
Weighted-average shares used in calculation of net loss per share, basic (in dollars per share)									0	0